COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS [Abstract]
2014	$ 3,522
2015	1,776
2016	49
2017	10
2018	6
Total	$ 5,363